Average Annual Total Returns - Strategic Bond Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Strategic Bond Fund
Average Annual Return:
1 Year	8.43%
5 Years	4.69%
10 Years	4.00%